SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 7. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.